Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2013	2012
Hires collected in advance	$751	$1,157
Deferred revenue from lubricants	271	378
Total	$1,022	$1,535
Less current portion	$(972)	$(1,264)
Non-current portion	$50	$271